PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 50,217